CASH AND CASH EQUIVALENTS - Textual (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of cash and cash equivalents [line items]
Cash reserves	$ 8,964,594	$ 8,694,583
Covipacifico [member] | Colombia, Pesos
Disclosure of cash and cash equivalents [line items]
Cash flows from (used in) decrease (increase) in restricted cash and cash equivalents	90,940
Covioriente [member] | Colombia, Pesos
Disclosure of cash and cash equivalents [line items]
Cash flows from (used in) decrease (increase) in restricted cash and cash equivalents	(171,541)
Episol [member] | Colombia, Pesos
Disclosure of cash and cash equivalents [line items]
Cash flows from (used in) decrease (increase) in restricted cash and cash equivalents	(67,261)
Covimar [member] | Colombia, Pesos
Disclosure of cash and cash equivalents [line items]
Cash flows from (used in) decrease (increase) in restricted cash and cash equivalents	$ 231,496